                             BLACKROCK FUNDS/SM /

                       BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 86 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003 and Scott Amero, Managing Director of BFM since 1990. Jeff Gary is the co-head of the High Yield and Bank Loan Team. Prior to joining BFM, he was a Managing Director and portfolio manager with AIG (American General) Investment Group. Scott Amero is co-head of fixed income portfolio management and head of Global Credit Research.

   This Supplement is dated September 29, 2003.

                             BLACKROCK FUNDS/SM /

                         BOND PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 66 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003 and Scott Amero, Managing Director of BFM since 1990. Jeff Gary is the co-head of the High Yield and Bank Loan Team. Prior to joining BFM, he was a Managing Director and portfolio manager with AIG (American General) Investment Group. Scott Amero is co-head of fixed income portfolio management and head of Global Credit Research.

   This Supplement is dated September 29, 2003.

                             BLACKROCK FUNDS/SM /

                      BOND PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 64 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003 and Scott Amero, Managing Director of BFM since 1990. Jeff Gary is the co-head of the High Yield and Bank Loan Team. Prior to joining BFM, he was a Managing Director and portfolio manager with AIG (American General) Investment Group. Scott Amero is co-head of fixed income portfolio management and head of Global Credit Research.

   This Supplement is dated September 29, 2003.

                             BLACKROCK FUNDS/SM /

                        BOND PORTFOLIOS/BLACKROCK CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2003

BLACKROCK HIGH YIELD BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 49 has been amended to read in its entirety as follows:

       The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Jeff Gary, Managing Director of BFM since 2003 and Scott Amero, Managing Director of BFM since 1990. Jeff Gary is the co-head of the High Yield and Bank Loan Team. Prior to joining BFM, he was a Managing Director and portfolio manager with AIG (American General) Investment Group. Scott Amero is co-head of fixed income portfolio management and head of Global Credit Research.

   This Supplement is dated September 29, 2003.